Condensed Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Operating Activities:
Net loss	$ (3,471)	$ (2,403)	$ (3,733)	$ (2,169)	$ (4,419)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation and amortization	518	443	565	793	973
Employee stock-based compensation expense	277	284	369	440	489
Provision for bad debts	26	(41)	(46)	47	12
Loss on disposal of assets	15	12	12	2	43
Implied interest on deferred acquisition payments	438
Deferred income taxes	25
Change in operating items:
Accounts receivable	(1,043)	71	66	80	256
Inventories	6	(212)	243	(387)	(79)
Prepaid and other assets	(6)	153	234	158	221
Accounts payable	1,999	214	307	(28)	(312)
Accrued expenses and deferred income	460	(221)	(387)	(191)	(1,105)
Net cash used for operating activities	(756)	(1,700)	(2,370)	(1,255)	(3,921)
Investing Activities:
Purchase of property and equipment	(40)	(213)	(272)	(81)	(86)
Other			(3)	(4)
Purchases of intellectual property	(8)	(3)
Acquisition of business	(500)
Net cash used for investing activities	(548)	(216)	(275)	(85)	(86)
Financing Activities:
Proceeds from stock option exercises	100	4	4	10	8
Net cash provided by financing activities	100	4	4	10	8
Net decrease in cash and cash equivalents	(1,204)	(1,912)	(2,641)	(1,330)	(3,999)
Cash and cash equivalents:
Beginning of period	3,061	5,702	5,702	7,032	11,031
End of period	1,857	3,790	3,061	5,702	7,032
Supplemental cash-flow information
Income taxes paid during the period	12	6	17	13	22
Net amount of inventory transferred to property and equipment	242	128	128	296	306
Non-cash consideration for acquisition	$ 6,465